Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.030%	335,000	335,000
Total Floating Rate Notes (Cost $335,000)			335,000

Municipal Bonds 97.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.4%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,819,100
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	5,154,150
05/15/2037	5.000%	2,250,000	2,902,292
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	411,942
05/15/2030	5.000%	500,000	620,715
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	4,445,847
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,874,440
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	249,237
Series 2019B
07/01/2029	5.000%	275,000	342,700
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,096,255
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,249,454
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,238,087
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014C
03/01/2030	5.000%	2,500,000	2,793,491
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,232,786
07/01/2034	5.000%	700,000	861,021
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,957,088
Subordinated Series 2020
07/01/2036	5.000%	495,000	640,673
07/01/2039	5.000%	400,000	513,884
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,405,699
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	4,123,573
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2019H
05/01/2026	5.000%	1,140,000	1,377,839
Series 2020A-2
05/01/2039	4.000%	750,000	895,348
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,000,000	5,062,462
Total			48,268,083
Charter Schools 3.8%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	341,804
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	1,000,000	1,165,839
08/01/2030	5.000%	1,380,000	1,603,801
08/01/2031	5.000%	850,000	985,661
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,910,119
Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,149,958
Series 2018
08/01/2038	5.000%	1,000,000	1,218,014
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,432,621
Series 2017
07/01/2037	5.000%	3,090,000	3,697,089
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,200,000	1,311,504
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	667,687
Total			17,484,097
Disposal 0.2%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	773,172
Health Services 0.1%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	590,532
Higher Education 6.1%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,791,681
04/01/2035	5.000%	2,000,000	2,408,383
Series 2018-A
12/01/2036	5.000%	1,000,000	1,242,392
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,168,566
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	950,199
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	461,284
04/01/2026	5.000%	1,000,000	1,163,835
Biola University
Series 2017
10/01/2031	5.000%	540,000	655,497
10/01/2032	5.000%	615,000	745,286
10/01/2033	5.000%	625,000	754,384
10/01/2034	5.000%	570,000	686,548
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	278,703
10/01/2036	5.000%	250,000	309,101
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	553,959
10/01/2028	5.000%	840,000	917,106
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,243,626
04/01/2036	5.000%	1,120,000	1,407,752
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,533,888
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,108,263
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,379,989
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	480,000	507,725
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	355,000	376,118
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2037	4.000%	2,665,000	3,269,644

2	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California(e)
Refunding Revenue Bonds
Series 2022S
05/15/2030	5.000%	2,000,000	2,624,751
Total			28,538,680
Hospital 11.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,196,069
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,082,716
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,740,424
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	359,517
Providence St. Joseph Health System
Series 2019 (Mandatory Put 10/01/25)
10/01/2039	5.000%	2,500,000	2,988,140
Series 2019 (Mandatory Put 10/01/27)
10/01/2039	5.000%	2,775,000	3,513,249
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,258,408
Revenue Bonds
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	608,372
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	3,090,068
02/01/2034	5.000%	500,000	617,612
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,393,685
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	341,938
Series 2017
11/15/2034	5.000%	250,000	306,916
11/15/2035	5.000%	270,000	331,001
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,722,419
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,257,272
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,393,703
Series 2017A
02/01/2033	5.000%	2,770,000	3,388,555
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2027	4.000%	400,000	473,535
10/15/2028	4.000%	360,000	433,281
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,375,740
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,597,919
Revenue Bonds
Emanate Health
Series 2020A
04/01/2026	5.000%	570,000	687,704
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	519,503
08/01/2034	5.000%	650,000	792,619
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	3,330,932
04/01/2045	5.000%	5,000,000	6,661,863
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,423,128
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,671,324
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	611,262
01/01/2036	4.000%	1,000,000	1,139,458
Total			54,308,332

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,325,893
Joint Power Authority 0.9%
Middle Fork Project Finance Authority
Refunding Revenue Bonds
Series 2020
04/01/2030	5.000%	1,200,000	1,571,046
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,806,570
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2029	5.000%	600,000	797,881
Total			4,175,497
Local Appropriation 2.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,861,985
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,982,982
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,272,590
11/01/2028	5.000%	1,155,000	1,222,805
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,061,870
06/01/2034	5.000%	775,000	965,715
South San Francisco Public Facilities Financing Authority
Revenue Bonds
Police Station Project
Series 2020A
06/01/2034	4.000%	410,000	509,336
Total			10,877,283
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 7.9%
Chula Vista Elementary School District(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,143,310
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,187,984
Compton Unified School District
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2029	5.000%	650,000	806,106
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	2,011,731
06/01/2024	0.000%	1,925,000	1,897,729
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,392,170
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	594,101
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,651,771
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2034	4.000%	750,000	885,960
08/01/2035	4.000%	600,000	707,948
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,027,934
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	5,039,796

4	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,896,362
Napa Valley Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,813,224
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	767,539
Palomar Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,136,445
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	760,375
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,231,615
Rescue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,049,059
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2020D-2
07/01/2035	4.000%	1,000,000	1,243,834
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	600,043
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,151,874
08/01/2032	5.000%	1,500,000	1,710,850
Total			36,707,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.0%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,170,866	1,392,858
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	450,292
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,105,806
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	465,023
Series 2017
05/15/2032	5.000%	1,000,000	1,229,899
Total			4,643,878
Municipal Power 5.5%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,557,470
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,287,241
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	2,894,303
11/01/2023	5.000%	1,040,000	1,052,390
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,197,543
Series 2019B
07/01/2031	5.000%	5,000,000	6,492,989
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,929,205
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,245,325

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,698,105
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	962,745
01/01/2031	5.000%	1,000,000	1,131,396
Series 2020
01/01/2038	5.000%	1,650,000	2,152,818
Total			25,601,530
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	458,004
09/01/2034	4.000%	600,000	685,069
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	392,568
02/01/2033	4.000%	500,000	558,668
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	722,499
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	416,938
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,234,768
Total			5,468,514
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bonds
Series 2019
10/01/2031	5.000%	2,120,000	2,750,807
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 3.0%
City of Long Beach Harbor(c)
Refunding Revenue Bonds
Private Activity
Series 2020B
05/15/2024	5.000%	5,000,000	5,628,229
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	905,816
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	379,209
03/01/2038	4.000%	405,000	485,741
03/01/2039	4.000%	1,260,000	1,507,659
Port of Los Angeles(c)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	2,054,283
Port of Oakland(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2021
05/01/2029	5.000%	500,000	646,203
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,094,733
09/01/2028	5.000%	1,100,000	1,203,813
Total			13,905,686
Prepaid Gas 0.5%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,970,000	2,512,667
Recreation 0.4%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,786,755
Refunded / Escrowed 6.1%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,485,423

6	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Prerefunded 08/15/21 Revenue Bonds
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,253,681
California School Finance Authority(d)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	100,000	118,604
08/01/2030	5.000%	125,000	148,255
08/01/2031	5.000%	75,000	88,953
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,145,368
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,125,266
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	324,912
05/15/2025	5.000%	530,000	555,495
05/15/2026	5.000%	700,000	733,673
05/15/2029	5.000%	1,135,000	1,189,599
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,011,571
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,018,953
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,652,188
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	734,445
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,862,410
09/01/2029	5.000%	1,195,000	1,257,390
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,033,275
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	557,968
09/01/2028	5.000%	520,000	546,858
09/01/2029	5.000%	595,000	626,397
09/01/2029	5.000%	585,000	615,215
West Contra Costa Unified School District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
Series 2012
08/01/2027	5.000%	2,365,000	2,480,155
Total			28,566,054
Retirement Communities 4.7%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Odd Fellows Home of California
Series 2012A
04/01/2032	5.000%	4,750,000	5,064,763
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	362,341
07/01/2029	5.000%	300,000	349,983
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	573,865
10/01/2035	4.000%	1,000,000	1,145,901
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,188,413
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	487,114
11/15/2030	5.000%	600,000	760,015
11/15/2032	5.000%	850,000	1,094,057

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	2,033,851
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,940,159
10/01/2026	5.000%	1,000,000	1,174,455
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,568,963
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	179,596
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,096,844
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	350,401
07/01/2036	4.000%	430,000	501,086
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,053,450
Total			21,925,257
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,777,163
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	749,471
06/01/2036	5.000%	1,180,000	1,434,661
Los Angeles County Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Junior Subordinated Series 2020
06/01/2037	4.000%	1,000,000	1,238,325
Total			5,199,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	466,264
06/01/2034	4.000%	250,000	280,848
Total			747,112
Special Property Tax 12.9%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	789,024
City & County of San Francisco Community Facilities District No. 2016-1(e)
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	848,785
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,547,559
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	430,562
09/02/2032	5.000%	340,000	447,307
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	977,548
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	625,000	658,201
09/01/2027	5.000%	800,000	842,049
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,652,099
09/01/2026	5.000%	1,000,000	1,135,093
09/01/2027	5.000%	1,000,000	1,133,778
09/01/2030	5.000%	815,000	917,367
09/01/2031	5.000%	590,000	663,558
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,236,238
10/01/2031	5.000%	1,640,000	1,944,753

8	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	766,934
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	613,520
05/01/2033	5.000%	1,000,000	1,225,596
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,376,921
09/01/2031	5.000%	2,720,000	3,131,009
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	602,849
09/01/2030	5.000%	625,000	710,461
09/01/2032	5.000%	625,000	709,448
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,116,771
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	6,060,000	6,939,215
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/2022	5.000%	2,000,000	2,097,088
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	423,328
09/01/2033	5.000%	730,000	919,997
09/01/2034	5.000%	500,000	628,562
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,094,642
10/01/2030	5.000%	350,000	429,218
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,184,920
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	790,205
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,496,481
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,785,639
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	332,773
08/01/2031	5.000%	355,000	428,800
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	809,284
08/01/2032	5.000%	580,000	699,614
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	255,737
08/01/2030	5.000%	175,000	198,763
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,162,284
08/01/2029	5.000%	1,000,000	1,157,712
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	334,411
12/01/2024	5.000%	400,000	464,641
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	654,764
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,412,143
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,630,711

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	662,754
09/01/2026	5.000%	700,000	824,939
Total			60,296,055
State Appropriated 4.5%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,590,001
Series 2020C
03/01/2033	5.000%	1,800,000	2,383,965
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,035,131
Series 2015A
06/01/2028	5.000%	1,175,000	1,382,938
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,338,268
Series 2014E
09/01/2030	5.000%	1,500,000	1,709,055
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,416,129
California State Public Works Board(e)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	4,000,000	5,225,832
Total			21,081,319
State General Obligation 2.7%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,307,922
Series 2020
11/01/2034	4.000%	1,000,000	1,251,911
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,411,539
Series 2019
10/01/2025	5.000%	2,435,000	2,912,685
Series 2021
12/01/2030	5.000%	1,800,000	2,468,277
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,328,284
Total			12,680,618
Tobacco 3.5%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	335,267
06/01/2032	5.000%	250,000	332,898
06/01/2033	5.000%	250,000	331,450
06/01/2034	4.000%	200,000	247,614
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,693,530
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,524,673
Series 2018A
06/01/2022	5.000%	3,000,000	3,121,232
Tobacco Securitization Authority of Northern California
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2032	5.000%	400,000	539,264
06/01/2033	5.000%	500,000	671,441
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,613,465
Total			16,410,834
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	403,700
10/01/2037	5.000%	300,000	383,472
San Diego Association of Governments
Revenue Bonds
Green Bonds - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,587,008
Total			2,374,180

10	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 2.0%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,361,881
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,935,560
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	3,000,000	3,141,809
Total			9,439,250
Water & Sewer 3.1%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	603,623
09/01/2035	5.000%	830,000	998,999
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,969,980
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	830,354
11/15/2026	5.000%	1,000,000	1,193,715
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,081,237
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2024	5.000%	1,050,000	1,211,811
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,221,588
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	671,357
02/01/2036	4.000%	1,325,000	1,534,045
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,706,275
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	489,837
09/01/2038	4.000%	325,000	397,099
09/01/2039	4.000%	600,000	731,386
Total			14,641,306
Total Municipal Bonds (Cost $420,278,171)			453,080,771

Municipal Short Term 2.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Local General Obligation 2.5%
City of Los Angeles
Revenue Notes
TRAN Series 2021
06/23/2022	4.000%	5,000,000	5,175,847
County of Los Angeles
Revenue Notes
TRAN Series 2021
06/30/2022	4.000%	2,000,000	2,071,873
County of Riverside
Revenue Notes
TRAN Series 2021
06/30/2022	2.000%	2,000,000	2,035,812
San Diego Unified School District
Revenue Notes
TRAN Series 2021A
06/30/2022	4.000%	2,465,000	2,554,046
Total			11,837,578
Total Municipal Short Term (Cost $11,833,303)			11,837,578

Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2021 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	147,821	147,806
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	4,374,296	4,374,296
Total Money Market Funds (Cost $4,522,117)		4,522,102
Total Investments in Securities (Cost: $436,968,591)		469,775,451
Other Assets & Liabilities, Net		(3,755,101)
Net Assets		466,020,350
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $23,009,536, which represents 4.94% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2021.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
TRAN	Tax and Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia California Intermediate Municipal Bond Fund | Quarterly Report 2021

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